Income and Other Taxes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income and Other Taxes Payable [Abstract]
Schedule of Income and Other Taxes Payable	Income and other taxes payable are comprised of the following:
	June 30, 2024	December 31, 2023
Taxes payable in installments	59,651	67,980
PIS/COFINS tax payable	19,605	32,835
ICMS/VAT/GST tax payable	32,665	35,335
Withholding income taxes	5,684	10,527
Others	93,898	91,693
Subtotal	211,503	238,370
Income taxes payable	113,374	83,247
Total	324,877	321,617

Breakdown:
Current liabilities	238,034	227,249
Non-current liabilities	86,843	94,368
	324,877	321,617
Income and other taxes payable are comprised of the following:
	December 31, 2023	December 31, 2022
Taxes payable in installments	67,980	89,930
PIS/COFINS tax payable	32,835	30,218
ICMS/VAT/GST tax payable	35,335	28,081
Withholding income taxes	10,527	8,585
Others	91,693	98,425
Subtotal	238,370	255,239
Income taxes payable	83,247	91,070
Total	321,617	346,309

Breakdown:
Current liabilities	227,249	230,158
Non-current liabilities	94,368	116,151
	337,244	346,309